Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$69,746,526.80	0.3305523	$42,789,111.54	0.2027920	$26,957,415.26
Class A-2-A Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000	$-
Class A-2-B Notes	$145,000,000.00	1.0000000	$145,000,000.00	1.0000000	$-
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$871,756,526.80	0.8605606	$844,799,111.54	0.8339494	$26,957,415.26

Weighted Avg. Coupon (WAC)	3.29%		3.28%
Weighted Avg. Remaining Maturity (WARM)	54.04		53.09
Pool Receivables Balance	$922,254,754.34		$894,042,853.91
Remaining Number of Receivables	53,837		53,127

Adjusted Pool Balance	$887,066,513.35		$860,109,098.09

III. COLLECTIONS

Principal:
Principal Collections	$27,403,465.86
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$360,990.65
Total Principal Collections	$27,764,456.51

Interest:
Interest Collections	$2,566,945.68
Late Fees & Other Charges	$48,172.24
Interest on Repurchase Principal
Total Interest Collections	$2,615,117.92

Collection Account Interest	$7,680.99
Reserve Account Interest	$765.53
Servicer Advances	$-

Total Collections	$30,388,020.95

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$30,388,020.95
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,388,020.95

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$768,545.63	$-	$768,545.63	$768,545.63
Collection Account Interest					$7,680.99
Late Fees & Other Charges					$48,172.24
Total due to Servicer					$824,398.86

2. Class A Noteholders Interest:
Class A-1 Notes		$24,178.80		$24,178.80
Class A-2-A Notes		$206,250.00		$206,250.00
Class A-2-B Notes		$102,531.11		$102,531.11
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$767,261.08		$767,261.08	$767,261.08

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	$32,912.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	$58,565.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	$58,931.25

Available Funds Remaining:					$28,645,951.84

9. Regular Principal Distribution Amount:					$26,957,415.26

		Distributable Amount		Paid Amount
Class A-1 Notes				$26,957,415.26
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$26,957,415.26		$26,957,415.26
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$26,957,415.26		$26,957,415.26

9. Required Deposit to Reserve Account					0.00

10. Trustee Expenses					0.00

11. Remaining Available Collections Released to Certificateholder					1,688,536.58

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$35,188,240.99
Beginning Period Amount	$35,188,240.99
Current Period Amortization	$1,254,485.17
Ending Period Required Amount	$33,933,755.82
Ending Period Amount	$33,933,755.82
Next Distribution Date Required Amount	$32,700,957.85

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	5
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.73%	1.78%	1.78%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.11%	52,652	98.99%	$884,974,341.11
30 - 60 Days	0.70%	373	0.80%	$7,118,775.39
61 - 90 Days	0.15%	81	0.17%	$1,517,318.85
91-120 Days	0.04%	21	0.05%	$432,418.56
121 + Days	0.00%	0	0.00%	$-
Total		53,127		$894,042,853.91

Delinquent Receivables 30+ Days Past Due
Current Period	0.89%	475	1.01%	$9,068,512.80
1st Preceding Collection Period	0.88%	473	0.98%	$8,996,044.43
2nd Preceding Collection Period	0.72%	394	0.82%	$7,792,773.46
3rd Preceding Collection Period	0.60%	331	0.69%	$6,733,767.31
Four-Month Average	0.77%		0.87%

Repossession in Current Period		45		$963,663.29
Repossession Inventory		61		$595,173.72

Current Charge-Offs
Gross Principal of Charge-Offs				$808,434.57
Recoveries				$(360,990.65)
Net Loss				$447,443.92

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.58%

Average Pool Balance for Current Period				$908,148,804.13

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.59%
1st Preceding Collection Period				1.01%
2nd Preceding Collection Period				0.57%
3rd Preceding Collection Period				0.24%
Four-Month Average				0.60%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	57	212	$2,860,393.73
Recoveries	37	119	$(899,775.12)
Net Loss			$1,960,618.61
Cumulative Net Loss as a % of Initial Pool Balance			0.18%

Net Loss for Receivables that have experienced a Net Loss *	44	168	$1,963,076.82
Average Net Loss for Receivables that have experienced a Net Loss			$11,684.98

Principal Balance of Extensions			$2,654,881.02
Number of Extensions			130

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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